UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management, LLC

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        5/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             106

Form 13F Information Table Value Total:  $396,781,308.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                             SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Joy Global                                 Com            481165108   175882     1780          SOLE                Sole      0    0
Duke Energy Corp.                          Com            26441C105   181500    10000          SOLE                Sole      0    0
Oracle Systems                             Com            68389X105   181973     5443          SOLE                Sole      0    0
Transcanada                                Com            89353D107   182385     4500          SOLE                Sole      0    0
InterMune                                  Com            45884x103   183569     3890          SOLE                Sole      0    0
ConAgra Foods                              Com            205887102   184063     7750          SOLE                Sole      0    0
IBM                                        Com            459200101   194869     1195          SOLE                Sole      0    0
EMC                                        Com            268648102   207487     7812          SOLE                Sole      0    0
AT&T                                       Com            00206r102   207505     6779          SOLE                Sole      0    0
Wesco Financial                            Com            950817106   219120      563          SOLE                Sole      0    0
Copano Energy                              Com            217202100   224280     6300          SOLE                Sole      0    0
Apache                                     Com            037411105   229503     1753          SOLE                Sole      0    0
ConocoPhillips                             Com            20825c104   231275     2896          SOLE                Sole      0    0
San Juan Basin Royalty Trust               Com            798241105   231420     8400          SOLE                Sole      0    0
Research in Motion                         Com            760975102   243251     4300          SOLE                Sole      0    0
Schulman A Inc                             Com            808194104   257063    10399          SOLE                Sole      0    0
Boston Beer Co - Cl A                      Com            100557107   260170     2809          SOLE                Sole      0    0
Pfizer                                     Com            717081103   356217    17539          SOLE                Sole      0    0
United Technologies                        Com            913017109   382957     4524          SOLE                Sole      0    0
Unilever                                   Com            904767704   387649    12660          SOLE                Sole      0    0
Southern                                   Com            842587107   419210    11000          SOLE                Sole      0    0
General Electric                           Com            369604103   455095    22698          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                   Com            25243q205   466848     6125          SOLE                Sole      0    0
Verizon                                    Com            92343v104   482367    12516          SOLE                Sole      0    0
JP Morgan Chase                            Com            46625h100   495345    10745          SOLE                Sole      0    0
Plum Creek Timber                          Com            729251108   505876    11600          SOLE                Sole      0    0
Leucadia National                          Com            527288104   559346    14900          SOLE                Sole      0    0
Silicon Image Inc                          Com            82705t102   583050    65000          SOLE                Sole      0    0
Wal-Mart                                   Com            931142103   607163    11665          SOLE                Sole      0    0
Weingarten Realty 8.1% Notes (c091514)     Com            948741848   663278    29200          SOLE                Sole      0    0
NorthWestern Corp                          Com            668074305   666600    22000          SOLE                Sole      0    0
Celgene                                    Com            151020104   752793    13075          SOLE                Sole      0    0
Weingarten Realty Investors                Com            948741103   836378    33375          SOLE                Sole      0    0
Citigroup                                  Com            172967424   886343   200530          SOLE                Sole      0    0
Laboratory Crp of Amer                     Com            50540r409   921300    10000          SOLE                Sole      0    0
Hershey                                    Com            427866108   968789    17825          SOLE                Sole      0    0
Corning                                    Com            219350105   971137    47074          SOLE                Sole      0    0
Chevron                                    Com            166764100  1027389     9558          SOLE                Sole      0    0
Morgan Stanley                             Com            617446448  1038297    38005          SOLE                Sole      0    0
BP PLC ADR                                 Com            055622104  1048590    23756          SOLE                Sole      0    0
Cameron International                      Com            13342B105  1050583    18399          SOLE                Sole      0    0
Magellan Midstream Partners LP             Com            559080106  1062515    17750          SOLE                Sole      0    0
Public Storage Series M (c010912@25)       Com            74460d232  1112580    44150          SOLE                Sole      0    0
Waste Management                           Com            94106L109  1384455    37077          SOLE                Sole      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow)    Com            94979b204  1416638    56575          SOLE                Sole      0    0
NuStar Energy LP                           Com            67058h102  1665002    24525          SOLE                Sole      0    0
Merck                                      Com            58933y105  1676248    50780          SOLE                Sole      0    0
Sempra Energy                              Com            816851109  1721095    32170          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd     Com            842400756  1731127    17087          SOLE                Sole      0    0
Cyberonics                                 Com            23251P102  1878381    59050          SOLE                Sole      0    0
3M                                         Com            88579Y101  1889355    20207          SOLE                Sole      0    0
Xilinx                                     Com            983919101  1908140    58175          SOLE                Sole      0    0
Pepsico                                    Com            713448108  1928951    29948          SOLE                Sole      0    0
Enterprise Products Partners               Com            293792107  2051551    47644          SOLE                Sole      0    0
Thermo Fisher Scientific                   Com            883556102  2219778    39960          SOLE                Sole      0    0
Western Gas Partners LP                    Com            958254104  2272546    65060          SOLE                Sole      0    0
Emerson Electric                           Com            291011104  2375121    40649          SOLE                Sole      0    0
Nordic American Tanker Shipping            Com            g65773106  2835238   114140          SOLE                Sole      0    0
Canadian Natural Resources                 Com            136385101  3384225    68465          SOLE                Sole      0    0
US Bancorp Float Rate Pfd 3.5%min(c041511) Com            902973155  3400500   150000          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                             SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Veeco Instruments Inc                      Com            922417100  3765210    74060          SOLE                Sole      0    0
Symantec                                   Com            871503108  3829938   206577          SOLE                Sole      0    0
Rogers                                     Com            775109200  4554914   125135          SOLE                Sole      0    0
Coca Cola                                  Com            191216100  4611691    69516          SOLE                Sole      0    0
CVS                                        Com            126650100  4654581   135623          SOLE                Sole      0    0
Applied Materials                          Com            038222105  4868207   311665          SOLE                Sole      0    0
Itron                                      Com            465741106  5021749    88975          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B                Com            084670702  5218512    62400          SOLE                Sole      0    0
Dendreon Corp                              Com            24823Q107  5242633   140065          SOLE                Sole      0    0
Waters                                     Com            941848103  5303420    61029          SOLE                Sole      0    0
Cisco                                      Com            17275R102  5451608   317878          SOLE                Sole      0    0
BorgWarner                                 Com            099724106  5490641    68900          SOLE                Sole      0    0
Calpine                                    Com            131347304  5558388   350245          SOLE                Sole      0    0
Scotts Miracle Gro Co                      Com            810186106  5692151    98395          SOLE                Sole      0    0
Wells Fargo                                Com            949746101  5898662   186019          SOLE                Sole      0    0
Bank of America                            Com            060505104  5955817   446798          SOLE                Sole      0    0
Altera                                     Com            021441100  6062214   137715          SOLE                Sole      0    0
Apple Computer                             Com            037833100  6073440    17427          SOLE                Sole      0    0
Procter & Gamble                           Com            742718109  6318866   102579          SOLE                Sole      0    0
Vodafone PLC ADR                           Com            92857w209  6358264   221157          SOLE                Sole      0    0
Tractor Supply                             Com            892356106  6584600   110000          SOLE                Sole      0    0
Varian Medical Systems                     Com            92220p105  6736471    99593          SOLE                Sole      0    0
Google Cl A                                Com            38259p508  6886802    11737          SOLE                Sole      0    0
Cummins                                    Com            231021106  7031685    64146          SOLE                Sole      0    0
Greenlight Capital                         Com            G4095J109  7096931   251575          SOLE                Sole      0    0
Monsanto                                   Com            61166w101  7182499    99398          SOLE                Sole      0    0
Gilead Sciences                            Com            375558103  7291462   171685          SOLE                Sole      0    0
FMC Corp                                   Com            302491303  7319267    86180          SOLE                Sole      0    0
Exxon Mobil                                Com            30231g102  7384202    87771          SOLE                Sole      0    0
Hain Celestial Group                       Com            405217100  7699393   238519          SOLE                Sole      0    0
BE Aerospace                               Com            073302101  7732145   217623          SOLE                Sole      0    0
Costco Wholesale                           Com            22160k105  7981175   108854          SOLE                Sole      0    0
Bruker                                     Com            116794108  8055606   386360          SOLE                Sole      0    0
American Tower Corp Cl A                   Com            029912201  8181290   157879          SOLE                Sole      0    0
Johnson & Johnson                          Com            478160104  8237158   139024          SOLE                Sole      0    0
Microsoft                                  Com            594918104  8481276   334040          SOLE                Sole      0    0
Goldman Sachs                              Com            38141g104  8929339    56301          SOLE                Sole      0    0
Dow Chemical                               Com            260543103  9712698   257290          SOLE                Sole      0    0
Sociedad Quimica y Minera de Chile SA      Com            833635105  9938511   179850          SOLE                Sole      0    0
Life Technologies                          Com            53217v109 10251360   195562          SOLE                Sole      0    0
Novartis AG ADR                            Com            66987v109 10293618   189395          SOLE                Sole      0    0
Ultra Petroleum Corp                       Com            903914109 11103560   225453          SOLE                Sole      0    0
Schlumberger                               Com            806857108 11113887   119171          SOLE                Sole      0    0
Qualcomm                                                  747525103 12337189   225008          SOLE                Sole      0    0
Teva Pharmaceutical ADR                                   881624209 12897603   257078          SOLE                Sole      0    0
Halliburton                                               406216101 16349314   328036          SOLE                Sole      0    0